INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED JUNE 26, 2020 TO THE PROSPECTUSES DATED

DECEMBER 20, 2019, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco DWA SmallCap Momentum ETF (DWAS)

Invesco S&P 500 Enhanced Value ETF (SPVU)

Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (XRLV)

Invesco S&P 500® High Beta ETF (SPHB)

Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)

Invesco S&P 500® Low Volatility ETF (SPLV)

Invesco S&P MidCap Low Volatility ETF (XMLV)

Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)

Invesco S&P SmallCap Low Volatility ETF (XSLV)

Invesco S&P SmallCap Quality ETF (XSHQ)

(each, a “Fund” and collectively, the “Funds”)

SUPPLEMENT DATED JUNE 26, 2020 TO THE PROSPECTUSES DATED

FEBRUARY 28, 2020, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco DWA Developed Markets Momentum ETF (PIZ)

Invesco DWA Emerging Markets Momentum ETF (PIE)

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)

Invesco S&P Emerging Markets Low Volatility ETF (EELV)

Invesco S&P Emerging Markets Momentum ETF (EEMO)

Invesco S&P International Developed High Dividend Low Volatility ETF (IDHD)

Invesco S&P International Developed Low Volatility ETF (IDLV)

Invesco S&P International Developed Momentum ETF (IDMO)

Invesco S&P International Developed Quality ETF (IDHQ)

(each, a “Fund” and collectively, the “Funds”)

Effective immediately for each Fund, the following disclosure is added in the section “Summary Information – Principal Investment Strategies”:

The Fund is “diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund may become “non-diversified” solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. Should the Fund become “non-diversified,” it will no longer be required to meet certain diversification requirements under the 1940 Act. Shareholder approval will not be sought when the Fund crosses from diversified to non-diversified status under such circumstances.

Effective immediately for each Fund, the following disclosure is added in the sections “Summary Information – Principal Risks of Investing in the Fund” and “Additional Information About the Funds’ Strategies and Risks – Principal Risks of Investing in the Funds”:

Non-Diversification Risk. To the extent the Fund becomes non-diversified, the Fund may invest a greater portion of its assets in securities of individual issuers than can a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Effective immediately for each Fund, the following disclosure is added in the section “Summary Information – Performance”:

The Fund has designated its Underlying Index as its broad-based index going forward as it more closely reflects the performance of the types of securities in which the Fund invests.

Please Retain This Supplement for Future Reference.

P-TRST2-PRO-EQI-SUP-4 062620

INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED JUNE 26, 2020 TO THE STATEMENT

OF ADDITIONAL INFORMATION DATED DECEMBER 20, 2019,

AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco DWA SmallCap Momentum ETF (DWAS)

Invesco S&P 500 Enhanced Value ETF (SPVU)

Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (XRLV)

Invesco S&P 500® High Beta ETF (SPHB)

Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)

Invesco S&P 500® Low Volatility ETF (SPLV)

Invesco S&P MidCap Low Volatility ETF (XMLV)

Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)

Invesco S&P SmallCap Low Volatility ETF (XSLV)

Invesco S&P SmallCap Quality ETF (XSHQ)

(each, a “Fund” and collectively, the “Funds”)

SUPPLEMENT DATED JUNE 26, 2020 TO THE STATEMENT

OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2020,

AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco DWA Developed Markets Momentum ETF (PIZ)

Invesco DWA Emerging Markets Momentum ETF (PIE)

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)

Invesco S&P Emerging Markets Low Volatility ETF (EELV)

Invesco S&P Emerging Markets Momentum ETF (EEMO)

Invesco S&P International Developed High Dividend Low Volatility ETF (IDHD)

Invesco S&P International Developed Low Volatility ETF (IDLV)

Invesco S&P International Developed Momentum ETF (IDMO)

Invesco S&P International Developed Quality ETF (IDHQ)

(each, a “Fund” and collectively, the “Funds”)

Effective immediately for each Fund, the following disclosure replaces the similar language in the section “Investment Restrictions”:

The Fund may not:

(1) As to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer (other than obligations issued, or guaranteed, by the U.S. Government, its agencies or instrumentalities), except as may be necessary to approximate the composition of its Underlying Index.

(2) As to 75% of its total assets, purchase more than 10% of all outstanding voting securities or any class of securities of any one issuer, except as may be necessary to approximate the composition of its Underlying Index.

Please Retain This Supplement for Future Reference.

P-PS-Trust II-SAI-SUP-5 062620